Share-based payment plans	12 Months Ended
Dec. 31, 2023
Share-based payment plans
Share-based payment plans

14Share-based payment plans

Share-based payment plans of the parent

The changes of the year for the warrant plans are as follows:

	2023	2022	2021
Outstanding at January 1	77,709	82,950	407,722
Granted	350,000	—	—
Forfeited / Cancelled	(4,257)	(1,576)	(7,193)
Exercised	—	(3,665)	(317,579)
Outstanding at December 31	423,452	77,709	82,950
Exercisable at December 31	73,452	77,709	78,405

The Group’s share-based payment plans are all equity-settled except for the IPO warrants that have been granted to certain employees in certain countries due to legal requirements which are cash-settled. The outstanding amount includes stock appreciation rights (“SARs”) issued under cash-settled share-based payment plans.

In all outstanding warrant plans one warrant gives right to one share.

Equity-settled share-based payment plans

The Group has several plans in place which each have slightly different characteristics as described below.

IPO warrant plan

Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants have a contractual term of 10 years and vested for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year and 25% in the seventh year. Warrants are exercisable as from the month after they have vested and in the subsequent exercise periods. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a contractual term of 10 years.

The Group granted 979,898 warrants in July 2014 and 36,151 warrants in November 2014 in the context of the initial public offering to the employees of the Group with an exercise price of €8.81 (“IPO warrant plan”). The Group granted an additional 18,180 warrants to employees in July 2015 under the IPO warrant plan.

The status of the IPO warrant plan at December 31 is as follows:

	2023	2022	2021
Outstanding at January 1	51,781	53,590	236,726
Granted	—	—	—
Forfeited / Cancelled	(4,257)	(944)	(3,372)
Exercised	—	(865)	(179,764)
Outstanding at December 31	47,524	51,781	53,590
Exercisable at December 31	47,524	51,781	49,045

No warrants were exercised in 2023.

Warrant plan 2015

The board of directors decided on December 18, 2015 on a new plan (“2015 warrant plan”) by which it can grant up to 1,400,000 warrants to employees. Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants vested for 10% on the second anniversary of the granting; 20% on the third anniversary of the granting; 30% on the fourth anniversary of the granting; and 40% on the fifth anniversary of the granting, unless otherwise decided by the board of directors or one or more of its representatives granted powers thereto. Warrants are exercisable only after they have vested and only during a period of (i) four weeks following the publication of the results of the parent Company of the second and fourth quarter, or (ii) if no quarterly results are published, during the month March and the month September of every year. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a term of ten years.

The Group granted 350,000 warrants in July 2016 to the employees of the Group with an exercise price of €6.45. The Group granted 2,000 warrants to an employee in May 2018 with an exercise price of €10.08.

The status of the 2015 warrant plan at December 31 is as follows:

	2023	2022	2021
Outstanding at January 1	14,600	17,400	133,900
Granted	—	—	—
Forfeited / Cancelled	—	—	(2,000)
Exercised	—	(2,800)	(114,500)
Outstanding at December 31	14,600	14,600	17,400
Exercisable at December 31	14,600	14,600	17,400

No warrants were exercised in 2023.

Warrant plan 2023

The board of directors decided on September 25, 2023 on a new plan (“2023 warrant plan”) by which it can grant up to 500,000 warrants to employees, directors or management companies performing services to the Company. Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants vested for 10% on December 31, 2025; 20% on December 31, 2026; 30% on December 31, 2027; and 40% on December 31, 2028, unless otherwise decided by the board of directors or one or more of its representatives granted powers thereto. Warrants are exercisable only after they have vested and only during a period of (i) four weeks following the publication of the results of the parent Company of the second quarter, or (ii) if no quarterly results are published, during the month March of every year. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a term of seven years.

The Group granted 325,000 warrants in October 2023 with an exercise price of €4.87. The Group granted another 25,000 warrants in November 2023 with an exercise price of €5.09.

The status of the 2023 warrant plan at December 31 is as follows:

	2023	2022	2021
Outstanding at January 1	—	—	—
Granted	350,000	—	—
Forfeited / Cancelled	—	—	—
Exercised	—	—	—
Outstanding at December 31	350,000	—	—
Exercisable at December 31	—	—	—

Fair value

The fair value of the warrants is estimated at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the warrants were granted.

The following table provides the input to the Black-Scholes model for the IPO warrant plan, 2015 warrant plan and the 2023 warrant plan:

	2023	2023	2015	2015	IPO 2014	IPO 2014
	(Nov)	(Oct)	(Sept 16)	(Nov)	(Nov)	(June)
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	64%	64%	47%	47%	50%	46%
Risk-free interest rate	3.19%	3.50%	0.24%	1.17%	1.12%	1.70%
Expected life	5.59	5.59	4.30	5.50	5.50	5.50
Exercise price (in €)	5.09	4.87	6.45	8.81	8.81	8.81
Stock price (in €)	5.60	5.15	6.42	8.08	8.67	8.81
Fair value warrant (in €)	3.44	3.12	2.41	3.30	3.94	3.83

The above input for the Black-Scholes model have been determined based on the following:

●	the dividend return is estimated by reference to the historical dividend payments of the Group. Currently, this is estimated to be zero as no dividends have been paid since inception;
●	expected volatility is estimated based on the average annualized volatility of the Group’s stock (until September 2016: of a number of quoted peers in the 3D printing industry and the volatility of the Group’s stock);
●	risk-free interest rate is based on the interest rate applicable for the 10Y Belgian government bond at the grant date;
●	estimated life of the warrant is determined to be until the first exercise period which is typically the month after vesting; and
●	fair value of the shares is determined based on the share price of the Group on Nasdaq at the date of valuation. For the grants prior to the initial public offering, the fair value of the shares was estimated based on a discounted cash flow model with 3-year cash flow projections and a multiple of EBITDA determined based on a number of quoted peers in the 3D printing industry.

The expense arising from share-based payment transactions for the warrant plans mentioned above was K€47 in 2023 (2022: K€0; 2021: K€41).

The weighted average fair value for the warrants outstanding at the end of 2023 was €3.19 (2022: €3.41; 2021: €3.39). The weighted average exercise price for the warrants outstanding at the end of 2023 was €5.39 (2022: €8.12; 2021: €8.07).

Cash-settled share-based payment plans

The Group has issued 215,688 SARs in July 2014 towards certain employees in certain countries due to legal requirements with similar terms and conditions as the IPO warrant plan except that the SAR will be settled in cash. The exercise price of the SAR is €8.81.

The status of this plan is as follows:

	2023	2022	2021
Outstanding at January 1	11,328	11,960	37,096
Granted	—	—	—
Forfeited / Cancelled	—	(632)	(1,821)
Exercised	—	—	(23,315)
Outstanding at December 31	11,328	11,328	11,960
Exercisable at December 31	11,328	11,328	11,960

The SAR plan grants the bearer the right to a cash payment equal to the difference between the exercise price and the stock price at the exercise date. This plan is considered a cash settled share based payment and is as such recorded as a liability (see Note 16).

The SARs have a contractual term of ten years and vested for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year and 25% in the seventh year. SARs are exercisable as from the month after they have vested and in the subsequent exercise periods.

The fair value of the SAR is estimated at each reporting date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the warrants were granted.

The following table lists the input used for the Black-Scholes model:

	2023	2022	2021
Return dividend	0%	0%	0%
Expected volatility	46%	60%	80%
Risk-free interest rate	2.68%	3.20%	0.18%
Expected life	0.25	0.25	0.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	5.95	8.25	21.05
Fair value SAR (in €)	0.03	0.78	12.26

The expense arising from share-based payment transactions for the SARs plan was K€9 in 2023 (2022: K€(140);2021: K€(874)). The carrying value of the liability at December 31, 2023 amounts to K€0 (2022: K€9; 2021: K€147). The total intrinsic value of the liability for warrants currently exercisable at December 31, 2023 amounts to K€0 (2022: K€9; 2021: K€147).

Share-based payment plans of RapidFit+

The subsidiary RapidFit+ has issued a warrant plan on August 23, 2013 where a maximum of 300 warrants can be offered to management with an exercise price of €553.90. In January 2014, a total of 199 warrants were granted and accepted.

The changes for the year for the RapidFit+ warrant plan are as follows:

	2023	2022	2021
Outstanding at January 1	33	186	186
Granted	—	—	—
Forfeited / Cancelled	(33)	(153)	—
Exercised	—	—	—
Outstanding at December 31	—	33	186
Exercisable at December 31	—	33	186

No warrants were outstanding at the end of 2023.

The following table lists the input to the Black-Scholes model for the RapidFit+ warrant plan:

2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value warrant	262.7

The expense arising from share-based payment transactions for RapidFit+ warrant plan was K€0 in 2023 (2022: K€0; 2021: K€2).